Tax Status (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member]	12 Months Ended
Dec. 31, 2025
Tax Status [Abstract]
Tax determination letter, obtained	true
Tax determination letter date	Dec. 27, 2013
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]